Income Taxes - Summary of tax effects of temporary differences that give rise to the deferred tax balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Tax losses carried forward	$ 1,953	¥ 12,744	¥ 9,321	¥ 6,793
Accrued expense and other current liabilities	534	3,483	2,250
Amortization and depreciation difference	120	780	1,025
Impairment of ROU assets	32	206
Leasing Liability	1,148	7,493
Less: valuation allowance	(1,755)	(11,450)	(8,703)
Deferred tax assets, net	2,032	13,256	3,893
Deferred tax liabilities:
Intangible assets	631	4,120	2,556
Right-of-use assets	1,149	7,493
Deferred tax liabilities, net	$ 1,780	¥ 11,613	¥ 2,556